INTEREST-BEARING LOANS AND BORROWINGS - Long-term loans from banks, interest rate (Details)	Jun. 30, 2024	Dec. 31, 2023
Secured loans | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	6.62%	10.20%
Secured loans | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	6.74%	11.80%
Secured loans without swap contract | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	6.42%	4.93%
Secured loans without swap contract | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	9.09%	9.09%
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate	4.10%	4.10%
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate	6.37%	9.15%